STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)			1 Months Ended
	Dec. 14, 2017	Oct. 15, 2017	Feb. 20, 2018	Mar. 31, 2018	Feb. 23, 2018	Jan. 24, 2018	Dec. 31, 2017	Aug. 21, 2017	May 18, 2017	Apr. 24, 2017	Apr. 07, 2017	Dec. 31, 2016
Common stock, par value per share				$ 0.001			$ 0.001					$ 0.001
Common stock, shares authorized				75,000,000			75,000,000					75,000,000
Common stock, shares issued				23,951,252			23,901,252					23,336,673
Common Stock, Shares Outstanding				23,951,252			23,901,252					23,336,673
Prepaid expenses and other assets				$ 986,589			$ 586,888					$ 223,879
Stock payable							307,500
Restricted Stock One [Member]
Prepaid expenses and other assets				930,720
Stock payable				970,000
Restricted Stock [Member]
Prepaid expenses and other assets				215,746
Stock payable				275,000
Consulting expenses [Member]
Stock payable							16,667
Convertible promissory note [Member]
Common stock, shares issued	150,000
Convertible promissory note issued	$ 100,000
Convertible promissory note due date	Jun. 14, 2018
Price per share	$ 2.05
Consulting Agreement [Member] | Restricted Stock [Member] | Liviakis Financial Communications, Inc [Member]
Common stock, shares issued					1,000,000
Price per share					$ 0.97
Consulting Agreement [Member] | Individual [Member]
Common stock, shares issued		50,000
Common stock granted shares		100,000
Common stock shares issued description		The remaining 50,000 common stock shares shall be granted to the Consultant within 90 days of execution of the Agreement.
Price per share		$ 4.90
Consulting Agreement [Member] | Individual [Member] | Restricted Stock [Member]
Common stock, shares issued			250,000
Common stock granted shares			250,000
Common stock shares, vested			250,000
Price per share			$ 1.10
Common Stock [Member]
Common stock, shares issued		50,000				50,000		100,000	300,000	100,000	14,579
Prepaid expenses and other assets				$ 42,495
Common stock issuances, value		$ 245,000				$ 74,000		$ 530,000	$ 630,000	$ 700,000	$ 100,000
Price per share		$ 4.90				$ 1.48		$ 5.30	$ 2.10	$ 7.00	$ 6.86
Common Stock [Member] | Prepaid Expenses And Other Assets [Member]
Prepaid expenses and other assets							26,575
Common Stock [Member] | Prepaid Expenses And Other Assets One [Member]
Prepaid expenses and other assets							39,699
Common Stock [Member] | Prepaid Expenses And Other Assets Two [Member]
Prepaid expenses and other assets							$ 192,644